Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

03028390

1-31720

December 16, 2003

DEC 16 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
DEC 19 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PIPER JAFFRAY COMPANIES, Common Stock, par value $0.01 per share and Preferred Share Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 4 to Form 10 received on December 16, 2003. Tentative listing date – December 18, 2003.

Sincerely,